PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Global Perspectives
®
Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100.0%
Affiliated Investment Companies : 100.0%
587,936  Voya Emerging
Markets Index Portfolio
- Class I
$ 6,332,075
9.9
849,116  Voya Global Bond
Fund - Class R6
6,410,826
10.0
830,114  Voya GNMA Income
Fund - Class R6
6,292,262
9.9
711,795  Voya High Yield
Portfolio - Class I
6,285,153
9.8
213,315  Voya Index Plus
LargeCap Portfolio
- Class I
6,226,651
9.8
516,523  Voya International
Index Portfolio - Class I
6,280,920
9.8
1,111,905
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
6,071,004
9.5
424,450  Voya Small Company
Portfolio - Class R6
6,765,736
10.6
673,206  Voya U.S. Bond Index
Portfolio - Class I
6,281,015
9.8
625,517  VY
®
CBRE Global
Real Estate Portfolio
- Class I
6,943,240
10.9
Total Mutual Funds
(Cost $57,832,564)
63,888,882
100.0
Total Investments in
Securities
(Cost $57,832,564) $ 63,888,882 100.0
Liabilities in Excess
of Other Assets (23,419) 0.0
Net Assets $ 63,865,463 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Global Perspectives
®
Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Mutual Funds $ 63,888,882 $ — $ — $ 63,888,882
Total Investments, at fair value $ 63,888,882 $ — $ — $ 63,888,882
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ 3,318,336 $ 3,665,782 $ (1,220,730) $ 568,687 $ 6,332,075 $ 362,495 $ 70,625 $ —
Voya Global Bond Fund - Class R6
11,406,208 816,484 (5,933,888) 122,022 6,410,826 222,333 (100,280) —
Voya GNMA Income Fund - Class
R6
11,235,555 728,390 (5,858,632) 186,949 6,292,262 183,428 (107,009) —
Voya High Yield Portfolio - Class I
11,202,648 670,224 (5,566,299) (21,420) 6,285,153 325,234 104,463 —
Voya Index Plus LargeCap
Portfolio - Class I
3,437,489 3,470,693 (1,336,844) 655,313 6,226,651 55,002 238,779 292,518
Voya International Index Portfolio
- Class I
3,421,707 3,334,789 (995,949) 520,373 6,280,920 176,974 107,104 —
Voya MidCap Opportunities
Portfolio - Class R6
3,494,853 3,375,786 (1,148,950) 349,315 6,071,004 — 169,465 —
Voya Small Company Portfolio -
Class R6
3,653,228 3,466,782 (747,514) 393,240 6,765,736 60,937 69,113 189,521
Voya U.S. Bond Index Portfolio -
Class I
11,160,705 726,054 (5,756,445) 150,701 6,281,015 193,461 (122,279) —
VY
®
CBRE Global Real Estate
Portfolio - Class I
3,685,348 3,411,311 (683,305) 529,886 6,943,240 201,027 26,796 —
$ 66,016,077 $ 23,666,295 $ (29,248,556) $ 3,455,066 $ 63,888,882 $ 1,780,891 $ 456,777 $ 482,039
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 6,056,318
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 6,056,318